Allowance for Credit Losses (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)		Mar. 31, 2018 USD ($)		Mar. 31, 2017 INR (₨)		Mar. 31, 2016 INR (₨)		Mar. 31, 2018 USD ($)
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, beginning of the period	₨ 78,496.9		$ 1,205.6		₨ 57,360.1		₨ 47,334.1
Write-offs	(37,978.3)		(583.3)		(26,563.2)		(20,218.6)
Net allowance for credit losses	71,988.6	[1]	1,105.7	[1]	47,700.0	[2]	30,244.6	[3]
Allowance for credit losses, end of the period	112,507.2		$ 1,728.0		78,496.9		57,360.1
Allowance for credit losses:
Allowance individually evaluated for impairment	15,323.0				11,713.5		7,413.4		$ 235.3
Allowance collectively evaluated for impairment	97,184.2				66,783.4		49,946.7		1,492.7
Loans:
Loans individually evaluated for impairment	32,812.8				30,275.7		15,559.7		504.0
Loans collectively evaluated for impairment	7,343,366.2				5,958,634.0		4,977,274.7		$ 112,784.0
Specific allowance for credit losses | Retail Loans | Auto loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, beginning of the period	2,792.9				2,101.1		1,226.0
Write-offs	(6,826.4)				(5,155.0)		(3,581.4)
Net allowance for credit losses	7,715.7	[1]			5,846.8	[2]	4,456.5	[3]
Allowance for credit losses, end of the period	3,682.2				2,792.9		2,101.1
Allowance for credit losses:
Allowance individually evaluated for impairment	0.0				0.0		0.0
Allowance collectively evaluated for impairment	3,682.2				2,792.9		2,101.1
Loans:
Loans individually evaluated for impairment	0.0				0.0		0.0
Loans collectively evaluated for impairment	8,634.5				6,105.6		4,494.5
Specific allowance for credit losses | Retail Loans | Personal loans/Credit card
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, beginning of the period	4,040.0				2,638.6		1,634.0
Write-offs	(16,714.3)				(11,639.3)		(8,296.6)
Net allowance for credit losses	18,856.9	[1]			13,040.7	[2]	9,301.2	[3]
Allowance for credit losses, end of the period	6,182.6				4,040.0		2,638.6
Allowance for credit losses:
Allowance individually evaluated for impairment	0.0				0.0		0.0
Allowance collectively evaluated for impairment	6,182.6				4,040.0		2,638.6
Loans:
Loans individually evaluated for impairment	0.0				0.0		0.0
Loans collectively evaluated for impairment	10,150.9				6,467.4		4,441.6
Specific allowance for credit losses | Retail Loans | Retail Business Banking
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, beginning of the period	15,278.4				10,617.5		7,105.6
Write-offs	(5,730.0)				(1,453.4)		(686.1)
Net allowance for credit losses	9,161.0	[1]			6,114.3	[2]	4,198.0	[3]
Allowance for credit losses, end of the period	18,709.4				15,278.4		10,617.5
Allowance for credit losses:
Allowance individually evaluated for impairment	0.0				0.0		0.0
Allowance collectively evaluated for impairment	18,709.4				15,278.4		10,617.5
Loans:
Loans individually evaluated for impairment	0.0				0.0		0.0
Loans collectively evaluated for impairment	25,547.2				21,060.1		15,486.0
Specific allowance for credit losses | Retail Loans | Commercial vehicle and construction equipment finance
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, beginning of the period	4,398.5				3,876.7		3,630.6
Write-offs	(3,644.0)				(3,227.4)		(3,065.1)
Net allowance for credit losses	4,051.6	[1]			3,749.2	[2]	3,311.2	[3]
Allowance for credit losses, end of the period	4,806.1				4,398.5		3,876.7
Allowance for credit losses:
Allowance individually evaluated for impairment	0.0				0.0		0.0
Allowance collectively evaluated for impairment	4,806.1				4,398.5		3,876.7
Loans:
Loans individually evaluated for impairment	0.0				0.0		0.0
Loans collectively evaluated for impairment	6,968.1				6,086.6		5,150.7
Specific allowance for credit losses | Retail Loans | Housing loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, beginning of the period	739.3				410.4		127.4
Write-offs	(61.5)				(32.9)		(29.0)
Net allowance for credit losses	296.6	[1]			361.8	[2]	312.0	[3]
Allowance for credit losses, end of the period	974.4				739.3		410.4
Allowance for credit losses:
Allowance individually evaluated for impairment	0.0				0.0		0.0
Allowance collectively evaluated for impairment	974.4				739.3		410.4
Loans:
Loans individually evaluated for impairment	0.0				0.0		0.0
Loans collectively evaluated for impairment	1,899.5				1,678.2		1,068.6
Specific allowance for credit losses | Retail Loans | Other Retail
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, beginning of the period	6,767.5				3,950.4		2,901.6
Write-offs	(4,557.4)				(2,793.5)		(1,818.4)
Net allowance for credit losses	10,712.7	[1]			5,610.6	[2]	2,867.2	[3]
Allowance for credit losses, end of the period	12,922.8				6,767.5		3,950.4
Allowance for credit losses:
Allowance individually evaluated for impairment	0.0				0.0		0.0
Allowance collectively evaluated for impairment	12,922.8				6,767.5		3,950.4
Loans:
Loans individually evaluated for impairment	0.0				0.0		0.0
Loans collectively evaluated for impairment	22,704.3				11,306.1		6,781.6
Specific allowance for credit losses | Wholesale loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, beginning of the period	11,713.5				7,413.4		8,083.8
Write-offs	(444.7)				(2,261.7)		(2,742.0)
Net allowance for credit losses	4,054.2	[1]			6,561.8	[2]	2,071.6	[3]
Allowance for credit losses, end of the period	15,323.0				11,713.5		7,413.4
Allowance for credit losses:
Allowance individually evaluated for impairment	15,323.0				11,713.5		7,413.4
Allowance collectively evaluated for impairment	0.0				0.0		0.0
Loans:
Loans individually evaluated for impairment	32,812.8				30,275.7		15,559.7
Loans collectively evaluated for impairment	0.0				0.0		0.0
Unallocated allowance for credit losses | Retail Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, beginning of the period	28,110.6				22,548.6		19,376.7
Write-offs	0.0				0.0
Net allowance for credit losses	14,036.8	[1]			5,562.0	[2]	3,171.9	[3]
Allowance for credit losses, end of the period	42,147.4				28,110.6		22,548.6
Allowance for credit losses:
Allowance individually evaluated for impairment	0.0				0.0		0.0
Allowance collectively evaluated for impairment	42,147.4				28,110.6		22,548.6
Loans:
Loans individually evaluated for impairment	0.0				0.0		0.0
Loans collectively evaluated for impairment	5,137,460.1				3,996,257.3		3,421,142.7
Unallocated allowance for credit losses | Wholesale loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, beginning of the period	4,656.2				3,803.4		3,248.4
Write-offs	0.0				0.0
Net allowance for credit losses	3,103.1	[1]			852.8	[2]	555.0	[3]
Allowance for credit losses, end of the period	7,759.3				4,656.2		3,803.4
Allowance for credit losses:
Allowance individually evaluated for impairment	0.0				0.0		0.0
Allowance collectively evaluated for impairment	7,759.3				4,656.2		3,803.4
Loans:
Loans individually evaluated for impairment	0.0				0.0		0.0
Loans collectively evaluated for impairment	₨ 2,130,001.6				₨ 1,909,672.7		₨ 1,518,709.0

[1]	Net allowances for credit losses charged to expense does not include the recoveries against write-off cases amounting to Rs 12,590.8 million (US$ 193.4 million)
[2]	Net allowances for credit losses charged to expense does not include the recoveries against write-off cases amounting to Rs 9,748.6 million
[3]	Net allowances for credit losses charged to expense does not include the recoveries against write-off cases amounting to Rs 8,713.3 million.